Mineral interests	6 Months Ended
Jun. 30, 2024
Mineral interests
Mineral interests

8. Mineral interests

June 30, 2024	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2024	$1,357,954	$835,460	$2,193,414
Additions[2]	—	3,766	3,766
Disposals	—	(366)	(366)
As at June 30, 2024	$1,357,954	$838,860	$2,196,814

Accumulated depletion and impairments
As at January 1, 2024	$(337,290)	$(83,071)	$(420,361)
Depletion	(22,520)	(12,840)	(35,360)
Impairment charges[3]	(102,608)	(4,438)	(107,046)
As at June 30, 2024	$(462,418)	$(100,349)	$(562,767)
Carrying value	$895,536	$738,511	$1,634,047

December 31, 2023	Mineral Streams	Royalties	Total[1]
Cost
As at January 1, 2023	$1,281,254	$285,857	$1,567,111
Additions[4]	76,700	552,603	629,303
Disposals[5]	—	(3,000)	(3,000)
As at December 31, 2023	$1,357,954	$835,460	$2,193,414

Accumulated depletion and impairments
As at January 1, 2023	$(284,095)	$(54,845)	$(338,940)
Depletion	(44,747)	(21,390)	(66,137)
Impairment charges[6]	(8,448)	(6,836)	(15,284)
As at December 31, 2023	$(337,290)	$(83,071)	$(420,361)
Carrying value	$1,020,664	$752,389	$1,773,053
1.	Includes $1,035 million (2023: $1,168 million) of depletable mineral interest and $599 million (2023: $605 million) of non-depletable mineral interest. Included within non-depletable mineral interest is $300 million (2023: $300 million) of exploration and evaluation assets, as defined by IFRS 6 Exploration for and Evaluation of Mineral Resources. No additions, disposals or impairments related to these assets in 2024 (2023: $166 million additions as part of the Maverix acquisition, and no disposals or impairments). Consequently, there were no cash flows related to these assets for the three and six months ended June 30, 2024 (2023: Cash paid for acquisition of mineral interests associated with the Maverix transaction was included as Investing Activities in the Statement of Cash Flows).
2.	Includes $3.4 million funding for the Prieska royalty.
3.	Includes impairment charges for the Nevada Copper stream ($83.9 million), the Elevation stream ($18.7 million) (refer to Note 9), and other royalty interests ($4.4 million).
4.	Reflects acquisition of Maverix, the Agbaou royalty ($15.5 million), the Stawell royalty ($16.6 million), the Johnson Camp Mine royalty ($5.5 million), the Prieska royalty ($3.5 million) and the Nueva Recuperada royalty ($2.2 million).
5.	Reflects the Eastern Borosi royalty buy-down.
6.	Reflects impairment charges taken for the Renard stream ($8.5 million) and the Beaufor royalty ($6.8 million).